SUBSEQUENT EVENTS (Air Touch Member)	6 Months Ended
Jun. 30, 2011
Air Touch Member
SUBSEQUENT EVENTS	17. SUBSEQUENT EVENTS

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through August 11, 2011.

On August 5, 2011, the Company entered into subscription agreements with certain investors whereby it sold an aggregate of 104.52 units, with each unit consisting of 12,500 of the Company’s common stock, par value $0.001 per share and one two-year warrant to purchase 12,500 additional shares of Common Stock at an exercise price of $3.00 per share for a per unit purchase price of $25,000 and an aggregate gross proceeds of $2,613,000.  The Warrants may be exercised until the second anniversary of their issuance at a cash exercise price of $3.00 per share.

During July 2011, the Company entered into subscription agreements with certain investors whereby it sold an aggregate of 274.48 units, with each unit consisting of 12,500 of the Company’s common stock, par value $0.001 per share and one two-year warrant to purchase 12,500 additional shares of Common Stock at an exercise price of $3.00 per share for a per unit purchase price of $25,000 and an aggregate gross proceeds of $6,861,980.  The Warrants may be exercised until the second anniversary of their issuance at a cash exercise price of $3.00 per share.

On July 15, 2011, the Company entered into an agreement with certain warrant holders to convert their warrants into common stock of the Company at conversion rates ranging from 10% to 30%.  As of August 15, 2011, 7,296,021 warrants were exchanged for 1,533,352 shares of the Company’s common stock.

On April 14, 2011, the Company entered into an agreement to license, among other things, the name “AirTouch Communications, Inc.”  On July 21, 2011, Board of Directors of the Company and holders of a majority of the outstanding common stock of the Company approved the change of the Company’s name from “Waxess Holdings, Inc.” to “AirTouch Communications, Inc.”  On July 21, 2011, the Company filed an amendment to its Certificate of Incorporation to effect the name change.  The license agreement has a term of three years.  At the end of the three years, the Company has the option to either extend the agreement for an additional three years or to purchase the trademarks covered under the agreement.  The option is at the discretion of the Company subject to certain performance criteria.  Royalties paid by the Company range from 1% to 3% of net sales bearing the Airtouch name.